Share-based Payments - Valuation Assumptions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long Term Incentive Plan | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	27.00%	25.00%
Average expected term to exercise (years)*	3 years	3 years 6 months
Risk-free rate (%)	0.20%	0.20%
Expected dividend yield (%)	7.70%	7.90%
Share price at date of grant (£)	£ 27.94	£ 26.33
Fair value at grant date (£)*	£ 19.87	£ 21.23
Long Term Incentive Plan | Management Board
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (£)*	£ 17.35	£ 21.23
Deferred Share Bonus Scheme | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	27.00%	25.00%
Average expected term to exercise (years)*	3 years	3 years
Risk-free rate (%)	0.20%	0.20%
Expected dividend yield (%)	7.70%	7.90%
Share price at date of grant (£)	£ 27.94	£ 26.33
Fair value at grant date (£)*	£ 22.20	£ 20.76
Deferred Share Bonus Scheme | Management Board
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (£)*	£ 22.20	£ 20.76